Schedule II - Condensed Financial Information of Registrant Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Replacement awards and share-based compensation		$ 41.7		$ 0.0	$ 0.0
Deferred tax expense/(benefit)		22.3		(88.6)	(197.7)
Amortization of right-of-use operating lease assets		10.1		9.9	10.7
Change in operating lease liabilities		(15.7)		(15.9)	(15.5)
Net cash provided by operating activities		439.0		554.9	324.7
Cash flows from investing activities:
Proceeds from sales and maturities of fixed income securities — Trading		623.0		850.1	474.0
Net cash provided by/(used in) investing activities		339.8		(352.8)	(172.2)
Cash flows from financing activities:
Repayments of Short-Term Debt		0.0		0.0	(300.0)
Proceeds from term loan facility		0.0		0.0	300.0
Repayment of term loan facility		(300.0)		0.0	0.0
Redemption of preference shares (1)		0.0	[1]	(275.0)	0.0
Preference share issuance		0.0		217.0	0.0
Payments of Ordinary Dividends, Common Stock		0.0		(195.0)	(40.3)
Payments of Ordinary Dividends, Preferred Stock and Preference Stock		45.5		54.9	49.9
Net cash (used in) financing activities		(48.7)		(307.9)	(90.2)
Increase in cash and cash equivalents		744.6		(113.9)	68.9
Cash and cash equivalents at beginning of period	[2]	914.2
Cash and cash equivalents at end of period (2)	[2]	1,658.8		914.2
Parent
Cash flows from financing activities:
Proceeds from term loan facility		0.0		0.0	300.0
Repayment of term loan facility		(300.0)		0.0	0.0
Redemption of preference shares (1)		(275.0)		(275.0)	0.0
Preference share issuance		300.0		217.0	0.0
Parent Company
Cash flows from operating activities:
Net income (excluding equity in net earnings of subsidiaries)		388.1		377.2	230.0
Realized and unrealized investment (gains)		(1.9)		(0.4)	(14.8)
Replacement awards and share-based compensation		41.7		0.0	0.0
Loss on derivative contracts		0.0		0.0	14.0
Deferred tax expense/(benefit)		(4.2)		0.0	0.0
Amortization of right-of-use operating lease assets		6.3		0.7	0.5
Interest on operating lease liability		0.0		0.1	0.1
Change in other receivables		275.0		0.0	0.0
Change in other assets		(28.7)		(39.0)	0.3
Change in accrued expenses and other payables		17.9		(7.1)	5.5
Change in intercompany activities		(78.8)		(64.1)	(38.4)
Change in operating lease liabilities		(0.5)		(0.5)	(0.5)
Net cash provided by operating activities		614.9		266.9	196.7
Cash flows from investing activities:
(Purchases) of fixed income securities		(16.8)		(11.3)	(8.1)
Proceeds from sales and maturities of fixed income securities — Trading		14.5		10.3	6.4
Investment in subsidiaries		(9.9)		42.0	(105.7)
Net cash provided by/(used in) investing activities		(12.2)		41.0	(107.4)
Cash flows from financing activities:
Repayments of Short-Term Debt		0.0		0.0	(300.0)
Net cash (used in) financing activities		(320.5)		(307.9)	(90.2)
Increase in cash and cash equivalents		282.2		0.0	(0.9)
Cash and cash equivalents at beginning of period		43.5		43.5	44.4
Cash and cash equivalents at end of period (2)		$ 325.7		$ 43.5	$ 43.5

[1]	On January 1, 2025, the Company redeemed all 11,000,000 shares of its issued and outstanding 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares. The redemption price was paid on January 2, 2025. To facilitate this redemption, the funds of $275.0 million were transferred to a third- party transfer agent on December 30, 2024 and were included in other assets in the consolidated balance sheet. The cash flow was included under financing activities above for the twelve months ended December 31, 2024.
[2]	Cash and cash equivalents includes restricted cash of $130.6 million (2024 — $181.9 million) which are held in trusts.